Operating Leases	12 Months Ended
Jun. 30, 2015
Leases [Abstract]
Operating Leases

Note 17—Operating Leases

The Company has various operating leases for certain facilities and equipment. Future minimum rental payments at June 30, 2015 under non-cancelable operating leases with initial terms of one year or more for the next five years and thereafter are as follows:

For the Year Ending June 30,	Amount
2016	$13,399
2017	10,427
2018	7,540
2019	5,326
2020	4,075
Thereafter	13,621

Total	$54,388

Rent expense under all operating leases were $14,504, $6,788, $519 and $4,413 for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013 and the year ended June 30, 2013, respectively.